Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Oct. 31, 2025
Statement Line Items [Line Items]
Net interest income	$ 33,881	$ 25,724
Non-interest income	2,633	2,103
Total revenue	36,514	27,827
Provision for (recovery of) credit losses	700	1,024
Revenue less provision for credit loss	35,814	26,803
Non-interest expenses:
Salaries and benefits	10,383	8,614
General and administrative	8,367	5,489
Premises and equipment	1,796	1,596
Noninterest expense	20,546	15,699
Income (loss) before income taxes	15,268	11,104
Income tax provision	4,199	2,961
Net income (loss)	11,069	8,143
Total assets	6,146,010	4,971,732	$ 5,808,475
Total liabilities	5,602,934	4,450,437	$ 5,275,802
Net interest income	33,881	25,724
Non-interest income	2,633	2,103
Total revenue	36,514	27,827
Provision for (recovery of) credit losses	700	1,024
Revenue less provision for credit loss	35,814	26,803
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	27,107	23,685
Non-interest income	476	125
Total revenue	27,583	23,810
Provision for (recovery of) credit losses	681	1,033
Revenue less provision for credit loss	26,902	22,777
Non-interest expenses:
Salaries and benefits	6,663	5,289
General and administrative	7,378	4,716
Premises and equipment	925	903
Noninterest expense	14,966	10,908
Income (loss) before income taxes	11,936	11,869
Income tax provision	3,222	3,105
Net income (loss)	8,714	8,764
Total assets	5,134,288	4,707,062
Total liabilities	4,850,594	4,350,601
Net interest income	27,107	23,685
Non-interest income	476	125
Total revenue	27,583	23,810
Provision for (recovery of) credit losses	681	1,033
Revenue less provision for credit loss	26,902	22,777
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	6,774	2,039
Non-interest income	0	1
Total revenue	6,774	2,040
Provision for (recovery of) credit losses	19	(9)
Revenue less provision for credit loss	6,755	2,049
Non-interest expenses:
Salaries and benefits	1,733	1,164
General and administrative	799	597
Premises and equipment	275	109
Noninterest expense	2,807	1,870
Income (loss) before income taxes	3,948	179
Income tax provision	1,142	76
Net income (loss)	2,806	103
Total assets	1,009,961	256,627
Total liabilities	754,775	115,351
Net interest income	6,774	2,039
Non-interest income	0	1
Total revenue	6,774	2,040
Provision for (recovery of) credit losses	19	(9)
Revenue less provision for credit loss	6,755	2,049
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	528	342
Total revenue	528	342
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	528	342
Non-interest expenses:
Salaries and benefits	206	217
General and administrative	30	44
Premises and equipment	48	48
Noninterest expense	284	309
Income (loss) before income taxes	244	33
Income tax provision	65	0
Net income (loss)	179	33
Total assets	10,535	11,236
Total liabilities	517	8,922
Net interest income	0	0
Non-interest income	528	342
Total revenue	528	342
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	528	342
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	1,975	1,989
Total revenue	1,975	1,989
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	1,975	1,989
Non-interest expenses:
Salaries and benefits	1,781	1,944
General and administrative	506	486
Premises and equipment	548	536
Noninterest expense	2,835	2,966
Income (loss) before income taxes	(860)	(977)
Income tax provision	(230)	(220)
Net income (loss)	(630)	(757)
Total assets	16,139	25,340
Total liabilities	28,263	21,548
Net interest income	0	0
Non-interest income	1,975	1,989
Total revenue	1,975	1,989
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	1,975	1,989
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(346)	(354)
Total revenue	(346)	(354)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(346)	(354)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(346)	(354)
Premises and equipment	0	0
Noninterest expense	(346)	(354)
Income (loss) before income taxes	0	0
Income tax provision	0	0
Net income (loss)	0	0
Total assets	(24,913)	(28,533)
Total liabilities	(31,215)	(45,985)
Net interest income	0	0
Non-interest income	(346)	(354)
Total revenue	(346)	(354)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	$ (346)	$ (354)